METZGER & McDONALD PLLC
(formerly Prager, Metzger & Kroemer PLLC)
a professional limited liability company
attorneys, mediators & counselors

Steven C. Metzger	2626 Cole Avenue, Suite 900
Direct Dial 214-740-5030	Dallas, Texas 75204-1083	Facsimile 214-523-3838
smetzger@pmklaw.com	214-969-7600	214-969-7635
www.pmklaw.com

March 30, 2005

Via EDGAR

The Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549-1004

Re:	First Equity Properties, Inc. (Commission File No. 0-11777; CIK No. 0000726516) - Annual Report on Form 10-K for fiscal year ending December 31, 2004

Ladies and Gentlemen:

     On behalf of First Equity Properties, Inc., we are delivering under the EDGAR system for filing its Annual Report on Form 10-K for fiscal year ending December 31, 2004.

     If you would like to discuss any matter concerning this filing, please do not hesitate to contact the undersigned at (214) 740-5030 direct.

Very truly yours,

/s/ Steven C. Metzger

Steven C. Metzger

SCM:ag
Enclosures

cc:	First Equity Properties, Inc. 1800 Valley View Lane, Suite 300 Dallas, Texas 75234